Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitment and Contingencies [Line Items]
Amount of fixed rate loan commitments		$ 0	$ 0
Initial term of employment agreements		3 years
Rental expenses		$ 61,000	66,000	$ 54,000
Variable monthly cost associated with contract, average		1,400,000
Annual cost under branding agreements		103,000
Amount of annual cost per covered individual under first specific stop loss policy limits		90,000
Amount of annual cost per covered individual under second specific stop loss policy limits		1,852,013
Liability related to self insured medical expenses		$ 400,000	170,000
Duration of interest rate swap agreement		7 years
Interest rate swap amount	$ 10,000,000
Fixed rate of interest rate swap agreement to be paid		7.27%
Interest rate to be received under swap agreement		Three-month London Interbank Lending Rate (Libor) plus 3.10%
LIBOR	3.10%	3.10%
Interest Rate Swap [Member]
Commitment and Contingencies [Line Items]
Interest rate swap agreement expiry date		Oct. 08, 2015
Minimum [Member]
Commitment and Contingencies [Line Items]
Period of most guarantees		1 year
Maximum [Member]
Commitment and Contingencies [Line Items]
Period of most guarantees		2 years
Commitments to Extend Credit [Member]
Commitment and Contingencies [Line Items]
Contractual notional amount of instruments		$ 46,400,000	45,200,000
Unused Lines of Credit [Member]
Commitment and Contingencies [Line Items]
Contractual notional amount of instruments		84,900,000	80,100,000
Unused Lines of Credit [Member] | Customer Deposit Accounts [Member]
Commitment and Contingencies [Line Items]
Contractual notional amount of instruments		$ 9,500,000	$ 35,500,000